Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 42,523	£ 46,635
Derivative financial instruments	2,592	2,439
Other financial assets at fair value through profit or loss	614	434
Loans and advances to customers	215,010	223,840
Loans and advances to banks	1,276	1,105
Reverse repurchase agreements - non trading	12,024	7,348
Other financial assets at amortised cost	152	156
Macro hedge of interest rate risk	(3,517)	(2,654)
Financial assets at fair value through other comprehensive income	7,072	6,024
Interests in other entities	222	252
Intangible assets	1,549	1,550
Property, plant and equipment	1,512	1,526
Current tax assets	548	484
Retirement benefit assets	999	1,051
Other assets	1,716	2,004
Assets held for sale	49	49
Total assets	284,341	292,243
Liabilities
Derivative financial instruments	1,570	1,008
Other financial liabilities at fair value through profit or loss	864	803
Deposits by customers	191,638	197,313
Deposits by banks	25,602	28,543
Repurchase agreements - non trading	9,853	7,982
Debt securities in issue	35,083	36,420
Subordinated liabilities	2,150	2,332
Macro hedge of interest rate risk	(67)	95
Other liabilities	2,267	2,601
Provisions	397	380
Deferred tax liabilities	46	30
Retirement benefit obligations	25	25
Total liabilities	269,428	277,532
Equity
Share capital	7,060	7,060
Other equity instruments	2,196	2,196
Retained earnings	6,820	6,563
Other reserves	(1,163)	(1,108)
Total equity	14,913	14,711
Total liabilities and equity	£ 284,341	£ 292,243